Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
Foreign, Deferred tax expense (benefit)	$ (61)	$ 2	$ (10)
Deferred Tax Liabilities. Non Current, Reclassifications		90
Undistributed Earnings of Foreign Subsidiaries	3,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	80	106
Deferred Tax Assets, Valuation Allowance	72	75	95	$ 11
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound	16
Decrease in Unrecognized Tax Benefits is Reasonably Possible	23
Unrecognized Tax Benefits	107	145	228	$ 34
Unrecognized Tax Benefits, Interest on Income Taxes Expense	12	4	$ 3
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	33	45
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	340	126
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,043	611
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	105	$ 77
Other Noncurrent Liabilities [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits	77
Other Current Liabilities [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits	30
UNITED KINGDOM
Operating Loss Carryforwards [Line Items]
Foreign, Deferred tax expense (benefit)	$ (60)
UNITED KINGDOM | Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Statutory federal income tax rate	20.00%
Effective April Seventeen Twenty Seventeen [Member] | UNITED KINGDOM | Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Statutory federal income tax rate	19.00%
Effective April One Twenty Twenty [Member] | UNITED KINGDOM | Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Statutory federal income tax rate	18.00%